Share-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2021	Jan. 25, 2021	Jun. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Options outstanding								45,500		46,750	31,750
Options exercise price per share								$ 33.46		$ 33.64	$ 30.63
Share-based compensation expense				$ 110	$ 6	$ 1,628	$ 12	$ 20		$ 18
Weighted average fair value of share options granted						$ 21.12				$ 40.00
Weighted average remaining contractual life						9 years 6 months		6 years 1 month 20 days		7 years 1 month 6 days
Chief Executive Officer [Member]
Vesting period			4 years
2021 Employee Share Option Plan [Member]
Options granted		45,500
Options outstanding				131,892		131,892		45,500	[1]
Vesting rights, description		The vesting schedules for the New Options were based on the vesting status of the Old Options, except for two grants out of the New Options which were granted as fully vested.
Options exercise price per share		$ 40		$ 40.00		$ 40.00		$ 40.00
Expiration date		10 years
Weighted average fair value of share options granted						$ 40.00
2021 Employee Share Option Plan [Member] | Non-employee [Member]
Options granted	1,800
Options exercise price per share	$ 40
Number of share vested	450
2021 Employee Share Option Plan [Member] | Share-based Payment Arrangement, Tranche One [Member] | Non-employee [Member]
Number of share vested	1,350
2021 Employee Share Option Plan [Member] | ASC 718 [Member]
Share-based compensation expense						$ 237
2021 Employee Share Option Plan [Member] | Three Employees [Member]
Additional options granted		7,000
2021 Employee Share Option Plan [Member] | Certain Employees [Member]
Options granted		11,325
Vesting rights, description		The options shall vest over a four-year period from the grant date in sixteen equal quarterly installments.
Options exercise price per share		$ 40
Vesting period		4 years
2021 Employee Share Option Plan [Member] | Chief Executive Officer [Member]
Options granted	58,767
Vesting rights, description	75% of the options will vest immediately and the remaining 25% will vest over a one-year period in four equal quarterly installments.
Options exercise price per share	$ 40
2021 Employee Share Option Plan [Member] | Chief Financial Officer [Member]
Options granted	7,500
Vesting rights, description	The options shall vest over a four-year period from the date of the grant in sixteen equal quarterly installments.
Options exercise price per share	$ 40
Vesting period	4 years
2015 ESOP [Member]
Options outstanding					45,500		45,500	45,500
Options exercise price per share					$ 33.46		$ 33.46	$ 33.46

[1]	Following the disclosed above in Note 9a, as of June 30, 2020 (unaudited) and December 31, 2020, 45,500 Old Options were outstanding under the 2015 ESOP with a weighted average exercise price (WAEP) of $33.46 (out of which 33,000 Old Options were exercisable with a WAEP of $30.98). During the six months ended June 30, 2020 and the year ended December 31, 2020, no options were granted under the 2015 ESOP. In addition, during the year ended December 31, 2020, 1,250 Old Options were forfeited and expired